Cover	Aug. 31, 2023
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	The Honest Company, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40378
Entity Tax Identification Number	90-0750205
Entity Address, Address Line One	12130 Millennium Drive
Entity Address, Address Line Two	#500
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90094
City Area Code	888
Local Phone Number	862-8818
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	HNST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001530979
Amendment Flag	false
Document Period End Date	Aug. 31, 2023